License and Distribution Arrangements (Details Narrative) € in Thousands, $ in Thousands	1 Months Ended		3 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Statement Line Items [Line Items]
Royalty income			$ 8	$ 14
License Agreement [Member]
Statement Line Items [Line Items]
Royalty income			8	14
License Agreement [Member] | Consilient Health, Ltd [Member]
Statement Line Items [Line Items]
Proceeds from license agreement	$ 1,207
License Agreement [Member] | Consilient Health, Ltd [Member] | Euro [Member]
Statement Line Items [Line Items]
Proceeds from license agreement | €		€ 1,000
License Agreement [Member] | Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Licensee costs			2,113	193
Supply chain costs			$ 41	$ 41